CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 880		$ 821
Cash subject to restriction	273		251
Short-term deposits	83		69
Cash and cash equivalents, net	$ 1,236	$ 1,423	$ 1,141	$ 1,202	$ 1,140	$ 998